Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2020	$ 335,505	$ 6,314	$ 981,056	$ 42,753	$ (4)	$ 245	$ (694,859)
Loss for the period	(195,645)						(195,645)
Translation adjustment	(84)					(84)
Other comprehensive (loss) income for the period	(84)					(84)
Total comprehensive loss for the period	(195,729)					(84)	(195,645)
Issuance of shares to be held as treasury shares	0	131			(131)
Exercise of options	516		514		2
Share-based compensation expense	47,016			47,016
Total transactions with owners	47,532	131	514	47,016	(129)
Equity, ending balance at Sep. 30, 2021	187,308	6,445	981,570	89,769	(133)	161	(890,504)
Equity, beginning balance at Jun. 30, 2021	243,918	6,445	981,290	74,971	(134)	301	(818,955)
Loss for the period	(71,549)						(71,549)
Translation adjustment	(140)					(140)
Other comprehensive (loss) income for the period	(140)					(140)
Total comprehensive loss for the period	(71,689)					(140)	(71,549)
Exercise of options	281		280		1
Share-based compensation expense	14,798			14,798
Total transactions with owners	15,079		280	14,798	1
Equity, ending balance at Sep. 30, 2021	187,308	6,445	981,570	89,769	(133)	161	(890,504)
Equity, beginning balance at Dec. 31, 2021	166,088	6,445	981,827	102,646	(128)	183	(924,885)
Loss for the period	(131,643)						(131,643)
Remeasurement of defined benefit pension liability	3,618			3,618
Translation adjustment	(1,025)					(1,025)
Other comprehensive (loss) income for the period	2,593			3,618		(1,025)
Total comprehensive loss for the period	(129,050)			3,618		(1,025)	(131,643)
Issuance of shares to be held as treasury shares	0	254			(254)
Issuance of shares, Deerfield exchange agreement, net of transaction costs	19,834		19,640		194
Issuance of shares, share purchase agreement, net of transaction costs	6,130		6,070		60
Exercise of options and vestings of RSUs	0		27		(27)
Share-based compensation expense	41,781			41,781
Total transactions with owners	67,745	254	25,683	41,781	27
Equity, ending balance at Sep. 30, 2022	104,783	6,699	1,007,510	148,045	(101)	(842)	(1,056,528)
Equity, beginning balance at Jun. 30, 2022	115,346	6,445	981,818	133,480	(119)	(358)	(1,005,920)
Loss for the period	(50,608)						(50,608)
Translation adjustment	(484)					(484)
Other comprehensive (loss) income for the period	(484)			0		(484)
Total comprehensive loss for the period	(51,092)			0		(484)	(50,608)
Issuance of shares to be held as treasury shares	0	254			(254)
Issuance of shares, Deerfield exchange agreement, net of transaction costs	19,834		19,640		194
Issuance of shares, share purchase agreement, net of transaction costs	6,130		6,070		60
Exercise of options and vestings of RSUs	0		(18)		18
Share-based compensation expense	14,565			14,565
Total transactions with owners	40,529	254	25,692	14,565	18
Equity, ending balance at Sep. 30, 2022	$ 104,783	$ 6,699	$ 1,007,510	$ 148,045	$ (101)	$ (842)	$ (1,056,528)